Loans - Non-Performing Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Financing receivable, nonaccrual, interest income	$ 0
Non-Performing Financial Instruments
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	40,739,000	$ 41,064,000
Non-accrual loans without an allowance	20,279,000	21,990,000
Past due 90 days or more and accruing	72,399,000	11,259,000
Total amortized cost	133,417,000	74,313,000
Non-Performing Financial Instruments | Commercial loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	18,086,000	18,159,000
Non-accrual loans without an allowance	394,000	347,000
Past due 90 days or more and accruing	0	0
Total amortized cost	18,480,000	18,506,000
Non-Performing Financial Instruments | Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	88,000	45,000
Past due 90 days or more and accruing	0	0
Total amortized cost	88,000	45,000
Non-Performing Financial Instruments | Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	18,086,000	18,159,000
Non-accrual loans without an allowance	306,000	302,000
Past due 90 days or more and accruing	0	0
Total amortized cost	18,392,000	18,461,000
Non-Performing Financial Instruments | Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	1,958,000	1,494,000
Non-accrual loans without an allowance	1,175,000	1,688,000
Past due 90 days or more and accruing	0	0
Total amortized cost	3,133,000	3,182,000
Non-Performing Financial Instruments | Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	1,958,000	1,494,000
Non-accrual loans without an allowance	1,175,000	1,688,000
Past due 90 days or more and accruing	0	0
Total amortized cost	3,133,000	3,182,000
Non-Performing Financial Instruments | Consumer loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	636,000	790,000
Non-accrual loans without an allowance	384,000	178,000
Past due 90 days or more and accruing	2,074,000	295,000
Total amortized cost	3,094,000	1,263,000
Non-Performing Financial Instruments | Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	42,000	6,000
Past due 90 days or more and accruing	0	0
Total amortized cost	42,000	6,000
Non-Performing Financial Instruments | Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	124,000	141,000
Non-accrual loans without an allowance	15,000	20,000
Past due 90 days or more and accruing	0	0
Total amortized cost	139,000	161,000
Non-Performing Financial Instruments | Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	0	0
Past due 90 days or more and accruing	392,000	295,000
Total amortized cost	392,000	295,000
Non-Performing Financial Instruments | Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	512,000	649,000
Non-accrual loans without an allowance	327,000	152,000
Past due 90 days or more and accruing	1,682,000	0
Total amortized cost	2,521,000	801,000
Non-Performing Financial Instruments | Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	20,059,000	20,621,000
Non-accrual loans without an allowance	18,326,000	19,777,000
Past due 90 days or more and accruing	70,325,000	10,964,000
Total amortized cost	$ 108,710,000	$ 51,362,000